Investment Objectives and Goals	Jun. 16, 2025
Azoria Golden Age ETF
Prospectus [Line Items]
Risk/Return [Heading]	AZORIA GOLDEN AGE ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Azoria Golden Age ETF (the “Fund”) seeks long-term capital appreciation.
Azoria 500 Meritocracy ETF
Prospectus [Line Items]
Risk/Return [Heading]	AZORIA 500 MERITOCRACY ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Azoria 500 Meritocracy ETF (the “Fund”) seeks long-term capital appreciation.
Azoria TSLA Convexity ETF
Prospectus [Line Items]
Risk/Return [Heading]	AZORIA TSLA CONVEXITY ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Azoria TSLA Convexity ETF (the “Fund”) seeks long-term capital appreciation.